Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 12 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at historical cost less accumulated depreciation and disposals. Historical cost includes expenditures that are directly attributable to the purchase of the items and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is recognized using the straight-line method over the estimated useful lives of the assets. Assets are depreciated to their residual values.

	09/30/2025	(+) Acquisitions	(-) Disposals	12/31/2024	Change
					$	%
Furniture & Fixtures	1,234	—	—	1,234	—	0%
Computers and Peripherals	10,404	—	—	10,404	—	0%
Vehicles	78,959	—	—	78,959	—	0%
Improvements in third party properties	40,657	—	—	40,657	—	0%
(-) Accumulated depreciation	(54,180)	—	—	(52,026)	(2,154)	4%
	77,074	—	—	79,228	(2,154)	-3%

NOTE 12 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at historical cost less accumulated depreciation and disposals, Historical cost includes expenditures that are directly attributable to the purchase of the items and the costs attributable to bringing the asset to its working condition for its intended use, Depreciation is recognized using the straight-line method over the estimated useful lives of the assets, Assets are depreciated to their residual values.

	12/31/2024	(+) Acquisitions	(-) Disposals	12/31/2023	Change
					$	%
Furniture & Fixtures	1,234	—	—	1,234	—	0,00%
Computers and Peripherals	10,404	—	—	10,404	—	0,00%
Vehicles	78,959	—	—	78,959	—	0,00%
Improvements in third party properties	40,657	—	—	40,657	—	0,00%
(-) Acoumulated depreciaion	(52,026)	—	—	(50,590)	(1,436)	3%
	79,228	—	—	80,664	(1,436)	-2%